COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended
	May 31, 2021 USD ($)	May 31, 2021 USD ($) $ / Unit	Feb. 28, 2021 USD ($)
Other Commitments [Line Items]
Product liability			$ 200
Product liability incurred	$ 60
CO2 Pistols [Member]
Other Commitments [Line Items]
Initial royalty percentage of net price		2.50%
Net price per unit | $ / Unit		167.60
Reduction in royalty percentage per year		0.10%
Minimum royalty percentage		1.00%
Initial royalty percentage for new products in category		2.50%
Fintail Projectiles [Member]
Other Commitments [Line Items]
Royalty percentage of net price		4.00%
Andre Buys [Member]
Other Commitments [Line Items]
Royalty commitment per year	$ 25	$ 25